Deposits to institutional cooperators, net (Tables)	12 Months Ended
Dec. 31, 2022
Deposits to institutional cooperators, net
Schedule of deposits to cooperators

	As of
	December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deposits to cooperators	1,502,433,446	1,773,640,000	257,153,627
Provision for credit losses on deposits to institutional cooperators	(2,026,696)	(3,322,575)	(481,728)
Deposits to cooperators, net	1,500,406,750	1,770,317,425	256,671,899

Schedule of movement of the provision for deposits to institutional co-operators

		Reversal of provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2020	institutional cooperators	institutional cooperators	2021
	RMB	RMB	RMB	RMB
Deposits to institutional cooperators	10,318,117	(8,291,421)	—	2,026,696

		Provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2021	institutional cooperators	institutional cooperators	2022
	RMB	RMB	RMB	RMB
Deposits to institutional cooperators	2,026,696	1,295,879	—	3,322,575

		Provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2021	institutional cooperators	institutional cooperators	2022
	US$	US$	US$	US$
Deposits to institutional cooperators	293,843	187,885	—	481,728